SEGMENT INFORMATION - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure Of Operating Segments [Line Items]
Number of reporting segments | segment	3
Number of operating segments | segment	3
Revenue	$ 489,679	$ 472,672	$ 425,772
ROW
Disclosure Of Operating Segments [Line Items]
Revenue	226,524	227,271	200,198
ROW | One major customer
Disclosure Of Operating Segments [Line Items]
Revenue	$ 83,865	$ 94,499	$ 80,862
Percentage of entity's revenue from major customer	17.13%	19.99%	18.99%